Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Series C Plus Convertible Redeemable Preferred Stock [Member]
Payments of stock issuance costs	$ 0